Financial risk management objectives and policies - Forward Currency Exchange Contracts (Details) - Mar. 31, 2018 € in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands	USD ($)	GBP (£)	CHF (SFr)	EUR (€)
Swiss Francs | Forward exchange contract to purchase currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | SFr			SFr 4,275
U.S. dollars | Forward exchange contract to purchase currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | $	$ 48,370
U.S. dollars | Forward exchange contract to sell currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | $	$ 90,060
Euros | Forward exchange contract to purchase currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | €				€ 15,987
Euros | Forward exchange contract to sell currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | €				€ 28,915
Pounds Sterling | Forward exchange contract to sell currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | £		£ 20,285